Lease - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Cost		$ 87,093
Accumulated amortisation		(42,271)
Total lease cost		44,822
New right-of-uses asset – operating lease and lease liabilities recognized		87,093
Cash paid for amounts included in the measurement of operating lease liabilities	$ 46,036	$ 46,036
Weighted-average remaining lease term – operating leases		1 year
Weighted-average discount rate – operating leases		5.875%